RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - Allowance for Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net	$ 1,885,915		$ 1,976,096
Fully performing | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected loss rate		0.12%
Past due between 1 and 90 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected loss rate		0.93%
Past due between 91 and 360 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected loss rate		8.08%
Past due more than 360 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected loss rate		99.54%
Non-guaranteed trade receivables - Gross carrying amount | Fully performing | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		$ 543,792
Non-guaranteed trade receivables - Gross carrying amount | Past due between 1 and 90 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		51,669
Non-guaranteed trade receivables - Gross carrying amount | Past due between 91 and 360 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		6,080
Non-guaranteed trade receivables - Gross carrying amount | Past due more than 360 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		14,397
Trade receivables
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net	1,133,236		1,011,430
Trade receivables | Fully performing
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net	1,035,036		910,693
Trade receivables | Accumulated impairment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net	(14,346)		(16,543)
Trade receivables | Accumulated impairment | Fully performing
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net	$ 0		$ 0
Trade receivables | Accumulated impairment | Fully performing | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		(668)
Trade receivables | Accumulated impairment | Past due between 1 and 90 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		(483)
Trade receivables | Accumulated impairment | Past due between 91 and 360 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		(491)
Trade receivables | Accumulated impairment | Past due more than 360 days | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade receivables, net		$ (14,331)